Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Warrants [Abstract]
Schedule of under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option
	July 23, 2021	September 30, 2021
Market price of public stock	$10.00	$8.22
Exercise price	$11.50	$11.50
Expected term (years)	5.00	4.82
Volatility	54.14%	52.80%
Risk-free interest rate	0.72%	0.94%
Dividend rate	0.00%	0.00%